Significant accounting policies - Foreign currencies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) CNY (¥)	Dec. 31, 2022 USD ($) JPY (¥)	Dec. 31, 2022 USD ($) TWD ($)	Dec. 31, 2022 USD ($) PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥) USD ($)	Dec. 31, 2021 JPY (¥) USD ($)	Dec. 31, 2021 USD ($) TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥) USD ($)	Dec. 31, 2020 USD ($) JPY (¥)	Dec. 31, 2020 USD ($) TWD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 TWD ($)
Significant accounting policies
Average Rates	1.0550	7.0786	133.3358	31.4900	57.5384	1.1851	7.6511	129.6878	33.0284	1.1419	7.8690	121.8024	33.6168
Spot Rates	1.0666	1.0666	1.0666	1.0666	1.0666	1.1326	1.1326	1.1326	1.1326	1.2271	1.2271	1.2271	1.2271	7.3582	140.6600	32.7400	59.3200	7.1947	130.3800	31.5268	8.0225	126.4900	34.5067